Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 13—INCOME TAXES

Income taxes were as follows.

	2014	2013
Current	$3,151	$11
Deferred	11	1,362

Income taxes	$3,162	$1,373

Effective tax rates differ from the statutory federal income tax rate of 34% due to the following.

	2014	2013
Income taxes computed at the statutory federal tax rate	$4,315	$2,568
Add (subtract) tax effect of:
Nontaxable interest income, net of nondeductible interest expense	(824)	(781)
Low income housing tax credit	(303)	(280)
Cash surrender value of BOLI	(167)	(189)
Other	141	55

Income tax expense	$3,162	$1,373

There were no tax benefits attributable to security losses in 2014 and 2013.

Year-end deferred tax assets and liabilities were due to the following.

	2014	2013
Deferred tax assets
Allowance for loan losses	$4,851	$5,620
Deferred compensation	1,386	1,223
Intangible assets	—	50
Pension costs	198	996
Impairment losses	—	146
Other	122	133

Deferred tax asset	6,557	8,168

Deferred tax liabilities
Tax depreciation in excess of book depreciation	(351)	(466)
Discount accretion on securities	(63)	(77)
Purchase accounting adjustments	(1,189)	(1,465)
FHLB stock dividends	(1,687)	(2,249)
Unrealized gain on securities available for sale	(1,922)	(176)
Other	(196)	(174)

Deferred tax liability	(5,408)	(4,607)

Net deferred tax asset	$1,149	$3,561

The Company and its subsidiaries are subject to U.S. federal income tax as well as income tax of the State of Ohio for all affiliates other than Citizens. Citizens is subject to tax in Ohio based upon its net worth.

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. The Company’s federal tax returns for taxable years through 2010 have been closed for purposes of examination by the Internal Revenue Service.